Boulder Growth & Income Fund, Inc.
2344 Spruce Street, Suite A
Boulder, CO 80302
(303) 442-2156
scmiller@boulderfunds.net


VIA EDGAR

March 4, 2008

Securities and Exchange Commission
Judiciary Plaza
100 F Street N.E.
Washington, DC  20549

Re:      Boulder Growth & Income Fund, Inc.

Ladies and Gentlemen:

On behalf of the Boulder Growth & Income Fund, Inc. (the "Registrant"), attached please find the following for filing: Registrant's registration statement on Form N-2 (the "Registration Statement") with respect to the Registrant's proposed offering of non-transferable rights pursuant to which record date stockholders will receive one (1) right for every share of Registrant's common stock held on the record date permitting the rights-holders to subscribe for one
(1) additional share of Common Stock for every three (3) rights held (the "Offering"). The rights will be non-transferable and will not trade on the New York Stock Exchange or any other exchange. The Registration Statement is filed under the Securities Act of 1933, as amended, and Section 8(b) of the Investment Company Act of 1940, as amended.

Please be advised that the structure of the Offering is somewhat different from traditional rights offerings and we would like to alert you to the features of the Offering that may result in questions or inquiry:

     1. The Offering is a one-for-three offering whereby three rights can purchase one new share of common stock. We understand that this ratio of rights to new shares does not violate Section 23(b) of the 1940 Act because the shares are being offered at Registrant's net asset value
          (NAV) per Share as calculated at the close of trading on the date of expiration of the Offering; and

     2. The Offering has an over-allotment feature whereby additional shares equal to the number of shares available in the primary Offering will be made available to over-subscribing stockholders. For the same reasons stated in paragraph 1 above, we understand that the over-allotment feature does not violate Section 23(b) of the 1940 Act.

Please direct any inquiries regarding this filing to the undersigned or to Joel Terwilliger, Esq. at (303) 442-2156.

Very truly yours,

/s/ Stephen C. Miller

Stephen C. Miller

Enclosures

cc:    Arthur Zwickel, Esq.